SUBSEQUENT EVENTS (Details Narrative) - USD ($)				6 Months Ended
	Jun. 02, 2025	May 23, 2025	Jul. 02, 2024	Aug. 31, 2025
Subsequent Event [Line Items]
Stock price, per share		$ 4.00
Underwriting expense		$ 17,250,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock price, per share	$ 4.00
Common Stock [Member]
Subsequent Event [Line Items]
Additional shares, issued		3,750,000	17,499,999	4,312,500
Common Stock [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Additional shares, issued	562,500